UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6115
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2015

Date of reporting period:  May 31, 2015

Item 1. Schedule of Investments.

William Blair Directional Multialternative Fund
Schedule of Investments
May 31, 2015 (Unaudited)
	Shares	Value
COMMON STOCKS - 65.62%
Automobiles & Components - 2.80%
American Axle & Manufacturing Holdings, Inc. (a)(b)	24,620	$618,208
Fuji Heavy Industries Ltd. (a)(c)	35,200	1,321,405
General Motors Co. (a)	5,781	207,943
Tesla Motors, Inc. (a)(b)	1,251	313,751
Toyo Tire & Rubber Co. Ltd. (a)(c)	30,000	665,299
Toyota Motor Corp. (a)(c)	18,000	1,241,649
Winnebago Industries, Inc. (a)	17,435	378,863
		4,747,118
Banks - 10.00%
American National Bankshares, Inc. (a)	2,530	57,355
Bank of America Corp. (a)	113,967	1,880,456
BSB Bancorp, Inc. (a)(b)	10,317	232,855
Cheviot Financial Corp. (a)	4,680	70,153
Citigroup, Inc. (a)	47,060	2,545,005
Eastern Virginia Bankshares, Inc. (a)	30,593	181,722
Fifth Third Bancorp (a)	15,212	307,891
First Community Bancshares, Inc. (a)	7,242	120,941
First Financial Bancorp (a)	22,820	396,383
FS Bancorp, Inc. (a)	3,783	83,188
Great Western Bancorp, Inc. (a)	22,697	526,117
HomeTrust Bancshares, Inc. (a)(b)	20,727	320,854
Hudson City Bancorp, Inc. (a)	86,155	819,765
JPMorgan Chase & Co. (a)	32,315	2,125,681
KeyCorp (a)	45,204	659,074
Lakeland Bancorp, Inc. (a)	14,089	161,037
Malvern Bancorp, Inc. (a)(b)	7,011	105,095
MGIC Investment Corp. (a)(b)	30,137	326,987
Middleburg Financial Corp. (a)	5,219	96,812
National Bank Holdings Corp. (a)	17,290	330,585
National Commerce Corp. (a)(b)	4,369	109,225
Opus Bank (a)	8,227	259,891
Peoples Bancorp of Noth Carolina, Inc. (a)	11,903	219,015
Radian Group, Inc. (a)	46,495	833,190
Seacoast Banking Corp. of Florida (a)(b)	37,981	568,196
SI Financial Group Inc. (a)	10,059	117,288
Square 1 Financial, Inc. (a)(b)	27,022	705,815
SVB Financial Group (a)(b)	11,885	1,603,405
Westfield Financial, Inc. (a)	25,152	186,376
Yadkin Financial Corp. (a)(b)	18,462	364,625
Zions Bancorporation (a)	22,815	658,897
		16,973,879
Capital Goods - 2.18%
Cummins, Inc. (a)	3,500	474,425
Eaton Corp. PLC (a)(c)	7,521	538,428
GrafTech International Ltd. (b)	58,218	295,165
HD Supply Holdings, Inc. (a)(b)	24,045	780,260

Navistar International Corp. (a)(b)	19,167	507,542
Neff Corp. (a)(b)	18,590	190,734
Stock Building Supply Holdings, Inc. (a)(b)	40,536	677,357
USG Corp. (a)(b)	8,090	233,316
		3,697,227
Commercial & Professional Services - 2.54%
Atento SA (a)(b)(c)	8,259	107,615
Edenred (a)(c)	16,398	413,910
Equifax, Inc. (a)	8,475	850,297
Experian PLC (a)(c)	23,734	453,277
Huron Consulting Group, Inc. (a)(b)	8,795	565,518
ManpowerGroup, Inc. (a)	5,921	501,213
Nielsen NV (a)	3,290	148,017
Robert Half International, Inc. (a)	7,106	400,565
SThree PLC (a)(c)	62,630	363,622
TriNet Group, Inc. (a)(b)	2,675	80,063
Verisk Analytics, Inc. (a)(b)	1,752	127,160
WageWorks, Inc. (a)(b)	6,013	257,837
West Corp. (a)	1,159	35,465
		4,304,559
Consumer Durables & Apparel - 4.81%
Beazer Homes USA, Inc. (a)(b)	38,719	709,332
Century Communities, Inc. (a)(b)	5,993	123,755
Crocs, Inc. (a)(b)	21,768	327,391
D.R. Horton, Inc. (a)	24,775	647,123
G-III Apparel Group Ltd. (a)(b)	6,760	384,374
Gildan Activewear, Inc. (a)(c)	12,980	410,947
GoPro, Inc. (a)(b)	10,355	574,288
Kate Spade & Co. (a)(b)	12,456	308,660
KB Home (a)	44,610	659,336
Michael Kors Holdings, Ltd. (a)(b)(c)	4,403	204,740
NIKE, Inc. (a)	2,700	274,509
PVH Corp. (a)	3,188	333,592
Steven Madden Ltd. (a)(b)	8,080	305,262
TRI Pointe Homes, Inc. (a)(b)	35,851	516,971
UCP, Inc. (a)(b)	63,625	519,816
VF Corp. (a)	937	65,993
WCI Communities, Inc. (a)(b)	60,363	1,403,440
William Lyon Homes (a)(b)	17,599	398,265
		8,167,794
Consumer Services - 1.87%
Accordia Golf Trust (a)(c)	1,795,500	1,045,522
H&R Block, Inc. (a)	6,828	216,652
Morgans Hotel Group Co. (a)(b)	25,678	176,151
Pinnacle Entertainment, Inc. (a)(b)	27,321	1,010,057
Starwood Hotels & Resorts Worldwide, Inc. (a)	8,664	717,033
		3,165,415
Diversified Financials - 6.40%
Ally Financial, Inc. (a)(b)	38,183	865,609
American Express Co. (a)	3,720	296,558
Ashford, Inc. (a)(b)	1,697	163,761
Capital One Financial Corp. (a)	4,066	339,755

Cohen & Steers, Inc. (a)	6,083	228,113
Cowen Group, Inc. (a)(b)	87,287	514,993
Discover Financial Services (a)	5,766	335,985
E*TRADE Financial Corp. (a)(b)	15,068	443,903
FNF Group (a)	17,442	662,098
Morgan Stanley (a)	19,910	760,562
MSCI, Inc. (a)	7,671	475,986
Mulpha International BHD (a)(b)(c)	6,265,400	631,624
Navient Corp. (a)	10,390	200,215
Nelnet, Inc. (a)	22,718	933,937
Springleaf Holdings, Inc. (a)(b)	21,224	1,008,564
State Street Corp. (a)	10,335	805,407
Synchrony Financial (a)(b)	22,818	736,793
The Goldman Sachs Group, Inc. (a)	1,565	322,687
WisdomTree Investments, Inc. (a)	53,038	1,132,892
		10,859,442
Energy - 1.95%
DNO Asa (a)(b)(c)	211,000	297,912
Dresser-Rand Group, Inc. (a)(b)	16,418	1,388,963
Emerald Oil, Inc. (a)(b)	3,843	23,135
Ensco PLC (a)(c)	20,545	482,807
Eurasia Drilling Co. Ltd. (a)(c)	34,965	703,542
Nabors Industries Ltd. (a)(c)	12,700	187,325
Rosetta Resources, Inc. (a)(b)	9,758	227,947
		3,311,631
Food & Staples Retailing - 0.13%
SUPERVLU, Inc. (a)(b)	25,130	221,898
Food, Beverage & Tobacco - 1.31%
Lorillard, Inc. (a)	30,686	2,224,121
Health Care Equipment & Services - 2.69%
Boston Scientific Corp. (a)(b)	36,130	660,095
Catamaran Corp. (a)(b)(c)	29,312	1,754,323
Centene Corp. (a)(b)	14,374	1,082,937
IMS Health Holdings, Inc. (a)(b)	5,463	162,579
Kindred Healthcare, Inc. (a)	39,705	909,642
		4,569,576
Insurance - 0.00%
Vardia Insurance Group ASA (a)(b)(c)	1,433	297
Materials - 1.23%
Boise Cascade Co. (a)(b)	6,491	230,041
Louisiana-Pacific Corp. (a)(b)	48,795	882,702
RTI International Metals, Inc. (a)(b)	8,148	287,380
Vulcan Materials Co. (a)	7,681	690,752
		2,090,875
Media - 1.48%
IMAX Corp. (a)(b)(c)	4,139	166,967
Markit Ltd. (a)(b)(c)	10,196	273,355
Rentrak Corp. (a)(b)	4,173	283,388
Sky PLC (a)(c)	6,288	101,482
The Walt Disney Co. (a)	2,443	269,634
Time Warner Cable, Inc. (a)	7,496	1,355,951
Twenty-First Century Fox, Inc. (a)	1,855	62,328
		2,513,105

Pharmaceuticals, Biotechnology & Life Sciences - 3.51%
AbbVie, Inc. (a)	15,464	1,029,732
Hospira, Inc. (a)(b)	16,043	1,418,522
Mylan NV (a)(b)(c)	9,990	725,574
Myriad Genetics, Inc. (a)(b)	11,783	400,033
Perrigo Co. PLC (a)(c)	4,055	771,667
Pfizer, Inc. (a)	22,057	766,481
Synageva BioPharma Corp. (a)(b)	3,925	837,634
		5,949,643
Real Estate - 2.30%
CA Immobilien Anlagen AG (a)(c)	68,105	1,228,580
Jowa Holdings Co. Ltd. (a)(c)	12,700	477,597
Realogy Holdings Corp. (a)(b)	12,610	592,039
The Howard Hughes Corp. (a)(b)	3,796	559,113
Tokyo Tatemono Co. Ltd. (a)(c)	135,000	1,042,358
		3,899,687
Retailing - 2.97%
Amazon.com, Inc. (a)(b)	1,102	473,011
American Eagle Outfitters, Inc. (a)	6,300	103,131
Burlington Stores, Inc. (a)(b)	12,093	638,148
Dollar General Corporation (a)	1,000	72,590
DSW, Inc. (a)	14,375	498,094
Expedia, Inc. (a)	1,427	153,060
Express, Inc. (a)(b)	10,037	177,053
Foot Locker, Inc. (a)	5,115	323,268
Francescas Holdings Corp. (a)(b)	15,800	247,586
Macy's, Inc. (a)	5,408	362,066
Mattress Firm Holdings Corp. (a)(b)	5,300	313,124
Netflix, Inc. (a)(b)	330	205,940
Orbitz Worldwide, Inc. (a)(b)	19,472	219,449
Staples, Inc. (a)	8,293	136,544
The Mens Wearhouse, Inc. (a)	1,800	104,418
TripAdvisor, Inc. (a)(b)	3,758	286,585
Wayfair, Inc. (a)(b)	24,034	718,376
		5,032,443
Semiconductors & Semiconductor Equipment - 1.40%
Applied Micro Circuits Corp. (a)(b)	15,873	101,428
Avago Technologies Ltd.	4,360	645,585
Broadcom Corp.	5,067	288,059
First Solar, Inc. (a)(b)	2,770	137,697
Freescale Semiconductor Ltd. (a)(b)(c)	5,414	244,280
NXP Semiconductors NV (a)(b)(c)	2,208	247,848
Sino-American Silicon Products, Inc. (a)(c)	46,475	60,081
Sumco Corp. (a)(c)	18,240	274,249
SunEdison Semiconductor Ltd. (a)(b)(c)	8,675	209,762
Tokyo Electron Ltd. - ADR (a)(b)	10,134	161,131
		2,370,120
Software & Services - 9.60%
Accenture PLC (a)(c)	6,844	657,298
Activision Blizzard, Inc. (a)	7,231	182,655
Adobe Systems, Inc. (a)(b)	2,144	169,569

Akamai Technologies, Inc. (a)(b)	5,665	432,070
Alibaba Group Holdings Ltd. - ADR (a)(b)	2,626	234,554
Alliance Data Systems Corp. (a)(b)	1,303	388,333
AOL, Inc. (a)(b)	9,920	496,099
Automatic Data Processing, Inc. (a)	7,984	682,712
Baidu, Inc. - ADR (a)(b)	940	185,556
Benefitfocus, Inc. (a)(b)	6,192	222,169
Cardtronics, Inc. (a)(b)	10,893	397,594
Cognizant Technology Solutions Corp. - Class A (a)(b)	8,867	573,872
CoStar Group, Inc. (a)(b)	1,279	267,196
Cyan, Inc. (b)	13,141	69,516
eBay, Inc. (a)(b)	6,958	426,943
EPAM Systems, Inc. (a)(b)	4,414	317,411
EVERTEC, Inc. (a)(c)	15,141	336,584
ExlService Holdings, Inc. (a)(b)	24,385	875,422
FleetMatics Group PLC (a)(b)(c)	4,818	201,441
Gartner, Inc. (a)(b)	907	79,344
Genpact Ltd. (a)(b)(c)	40,772	916,962
Global Payments, Inc. (a)	5,068	528,998
Google, Inc. - Class A (a)(b)	273	148,872
Google, Inc. - Class C (a)(b)	348	185,174
GrubHub, Inc. (a)(b)	820	33,062
Guidewire Software, Inc. (a)(b)	1,750	84,788
Heartland Payment Systems, Inc. (a)	13,717	733,174
HomeAway, Inc. (a)(b)	9,728	273,065
HubSpot, Inc. (a)(b)	2,500	127,000
IGATE Corp. (a)(b)	8,782	417,233
Informatica Corp. (a)(b)	7,675	371,470
Intuit, Inc. (a)	5,047	525,645
LendingClub Corp. (a)(b)	27,560	529,428
Marketo, Inc. (a)(b)	4,240	126,479
Microsoft Corp. (a)	6,749	316,258
MYOB Group Ltd. (a)(b)(c)	2,898	7,799
Qihoo 360 Technology Co. Ltd. - ADR (a)(b)	1,270	66,104
Red Hat, Inc. (a)(b)	2,521	194,798
salesforce.com, Inc. (a)(b)	1,758	127,895
UBISOFT Entertainment (a)(b)(c)	4,083	73,617
Vantiv, Inc. (a)(b)	11,053	442,120
VeriFone Systems, Inc. (a)(b)	14,691	560,755
Verint Systems, Inc. (a)(b)	4,501	291,080
VeriSign, Inc. (a)(b)	3,870	244,545
Visa, Inc. (a)	11,636	799,160
WEX, Inc. (a)(b)	5,464	619,563
Xoom Corp. (a)(b)	11,125	209,261
Zillow Group, Inc. (a)(b)	1,615	147,595
		16,298,238
Technology Hardware & Equipment - 2.74%
Apple, Inc. (a)	7,938	1,034,163
Arista Networks, Inc. (a)(b)	4,570	319,489
Ciena Corp. (a)(b)	14,325	345,519
Cisco Systems, Inc. (a)	24,585	720,586
F5 Networks, Inc. (a)(b)	1,199	150,702

Harris Corp.	1,563	123,831
Hewlett-Packard Co. (a)	3,998	133,533
Nimble Storage, Inc. (a)(b)	15,136	391,720
QUALCOMM, Inc. (a)	6,685	465,811
Radware Ltd. (a)(b)(c)	13,450	317,554
TE Connectivity Ltd. (a)(c)	4,196	289,524
Western Digital Corp. (a)	3,727	362,861
		4,655,293
Transportation - 3.71%
Avis Budget Group, Inc. (a)(b)	18,567	946,917
Delta Air Lines, Inc. (a)	10,160	436,067
Hertz Global Holdings, Inc. (a)(b)	39,232	780,324
Irish Continental Group PLC (a)(c)	166,339	763,004
Japan Airlines Co. Ltd. (a)(c)	30,000	1,027,841
Ryder Systems, Inc. (a)	6,772	620,654
Spirit Airlines, Inc. (a)(b)	13,287	844,655
Swift Transportation Co. (a)(b)	23,031	535,931
United Continental Holdings, Inc. (a)(b)	6,100	332,999
		6,288,392
TOTAL COMMON STOCKS (Cost $106,892,108)		111,340,753

	Principal
	Amount
CONVERTIBLE BONDS - 0.12%
Real Estate - 0.12%
American Realty Capital Properties, Inc.
3.750%, 12/15/2020 (a)	$208,000	199,031
TOTAL CONVERTIBLE BONDS (Cost $189,271)		199,031

CORPORATE BONDS - 2.51%
NBG Finance PLC
4.375%, 04/30/2019 (a)(c)	600,000	420,439
Novo Banco SA
3.500%, 01/02/2043 (a)(c)	400,000	357,983
3.500%, 02/19/2043 (a)(c)	100,000	90,127
Raiffeisen Bank International AG
4.500%, 02/21/2025 (a)(c)	1,400,000	1,241,625
Royal Bank of Scotland Group PLC
5.250%, 06/30/2049 (a)(c)	500,000	550,903
Scientific Games International Inc.
6.625%, 05/15/2021 (a)	445,000	342,094
Societe Generale SA
6.750%, 04/07/2049 (a)(c)	800,000	895,113
Time Warner Cable, Inc.
5.875%, 11/15/2040 (a)	359,000	364,826
TOTAL CORPORATE BONDS (Cost $4,169,891)		4,263,110

FOREIGN GOVERNMENT NOTES/BONDS - 0.10%
Hellenic Republic Government Bond
3.000%, 02/24/2028 (a)(c)	300,000	171,372
TOTAL FOREIGN GOVERNMENT NOTES/BONDS (Cost $150,181)		171,372

	Shares
MUTUAL FUNDS - 11.22%
Diversified Financials - 1.15%
American Capital Ltd. (a)(b)	88,174	1,252,071
Fifth Street Finance Corp. (a)	100,205	695,422
		1,947,493
Funds, Trusts, and Other Financial Vehicles - 10.07%
William Blair Macro Allocation Fund (a)	1,317,157	17,096,692
TOTAL MUTUAL FUNDS (Cost $19,109,026)		19,044,185

REAL ESTATE INVESTMENT TRUSTS - 1.01%
Real Estate - 1.01%
Campus Crest Communities, Inc. (a)	14,835	83,966
Great Ajax Corp. (a)	44,507	605,740
Hulic Reit, Inc. (a)(c)	346	501,251
Invesco Office J-Reit, Inc. (a)(c)	200	173,193
The Macerich Co. (a)	4,200	344,862
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,824,240)		1,709,012

PURCHASED OPTIONS - 0.00%	Contracts
Call Options - 0.00%
Orbitz Worldwide, Inc.
Expiration: August 2015, Exercise Price $12.00 (b)	971	4,855
TOTAL PURCHASED OPTIONS (Cost $14,915)		4,855

MONEY MARKET FUNDS - 13.55%	Shares
Funds, Trusts, and Other Financial Vehicles - 13.55%
Fidelity Institutional Money Market Fund - Government Portfolio, 0.010% (a)(e)	22,982,888	22,982,888
TOTAL MONEY MARKET FUNDS (Cost $22,982,888)		22,982,888

Total Investments (Cost $155,332,520) - 94.13%		159,715,206
Other Assets in Excess of Liabilities - 5.87%		9,960,938
TOTAL NET ASSETS - 100.00%		$169,676,144

(a)	All or a portion of this security is pledged as collateral for written options, futures, forwards, and securities sold short.
(b)	Non-income producing security.
(c)	Foreign issued security.
(d)	Restricted security.
(e)	Variable rate security. The rate shown is as of May 31, 2015.
ADR	American Depositary Receipt

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by William Blair & Company.

The accompanying notes are an integral part of these schedule of investments.

William Blair Directional Multialternative Fund
Schedule of Securities Sold Short
May 31, 2015 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT
EQUITIES
AbbVie, Inc.	(15,463)	$(1,029,681)
ACE Ltd. (a)	(2,206)	(234,895)
Acom Co. Ltd. (a)	(90,000)	(287,424)
Alcoa, Inc.	(23,068)	(288,350)
Alexion Pharmaceuticals, Inc.	(2,583)	(423,199)
AMC Networks, Inc.	(2,488)	(195,532)
American Realty Capital Properties, Inc. (b)(c)	(6,944)	(167,003)
ANA Holdings, Inc. (a)	(200,000)	(549,272)
Applied Materials, Inc.	(11,148)	(224,409)
Associated Banc-Corp.	(21,516)	(408,159)
Avago Technologies Ltd. (d)	(1,109)	(164,210)
BB&T Corp.	(15,068)	(594,734)
Best Buy Co., Inc.	(4,350)	(150,945)
Boston Properties, Inc. (c)	(1,749)	(227,422)
Charter Communications, Inc.	(2,747)	(491,768)
Ciena Corp.	(2,944)	(71,009)
Commonwealth Bank of Australia (a)	(5,009)	(324,577)
Consumer Staples Select Sector SPDR Fund (d)	(25,150)	(1,227,069)
Discovery Communicatns, Inc.	(5,570)	(189,046)
Equinix, Inc.	(1,109)	(297,290)
Expedia, Inc.	(6,279)	(673,486)
FirstMerit Corp.	(15,067)	(295,916)
Gaming & Leisure Properties, Inc. (c)	(14,574)	(533,408)
Harris Corp.	(1,564)	(123,900)
Health Care REIT, Inc. (c)	(3,224)	(226,518)
iShares Core S&P Small-Cap ETF (d)	(14,096)	(1,649,091)
iShares Global Utilities ETF (d)	(4,876)	(233,658)
iShares MSCI Taiwan (d)	(58,171)	(950,514)
iShares MSCI Emerging Markets ETF (d)	(3,712)	(152,637)
iShares North American Tech-Software ETF (d)	(9,626)	(971,360)
iShares PHLX Semiconductor ETF (d)	(12,610)	(1,274,493)
iShares Russell 2000 ETF (d)	(11,114)	(1,377,247)
iShares Russell 2000 Growth ETF (d)	(8,986)	(1,369,466)
iShares Russell Mid-Cap Growth ETF (d)	(755)	(74,300)
iShares S&P Small-Cap 600 Growth ETF (d)	(577)	(74,514)
iShares North American Tech ETF (d)	(2,900)	(312,794)
iShares US Comsumer Goods ETF (d)	(1,935)	(206,077)
iShares US Technology ETF (d)	(20,400)	(2,239,308)
iShares US Telecommunications ETF (d)	(21,265)	(638,801)
Kintetsu Group Holdings Co. Ltd. (a)	(89,000)	(296,932)
Lifepoint Health, Inc.	(3,667)	(276,088)
Micron Technology, Inc.	(20,600)	(575,358)

NBT Bancorp, Inc.	(7,380)	(181,696)
New York Community Bancorp, Inc.	(40,685)	(721,752)
Nielsen NV (a)	(3,400)	(152,966)
Office Depot, Inc.	(37,902)	(351,352)
Paychex, Inc.	(7,300)	(360,693)
People's United Financial, Inc.	(28,780)	(447,817)
PowerShares Dynamic Retail Portfolio (d)	(7,174)	(276,701)
PowerShares NASDAQ Internet Portfolio (d)	(6,525)	(476,651)
PureFunds ISE Cyber Security ETF (d)	(21,470)	(654,620)
Raiffeisen Bank International AG (a)	(18,240)	(280,377)
Regency Centers Corp. (c)	(3,574)	(225,662)
Reynolds American, Inc.	(8,926)	(685,070)
Rite Aid Corp.	(52,953)	(461,750)
Scripps Networks Interact Inc. - Class A	(3,746)	(251,019)
Sharp Corp. (a)	(250,000)	(348,283)
SPDR S&P 500 ETF Trust (d)	(43,937)	(9,276,419)
SPDR S&P Transportation ETF (d)	(2,541)	(252,753)
Sprouts Farmers Market, Inc.	(17,175)	(515,078)
STERIS Corp.	(6,190)	(413,678)
The Allstate Corp.	(3,422)	(230,369)
The Boeing Co.	(530)	(74,476)
The Chubb Corp.	(3,014)	(293,865)
The Hain Celestial Group, Inc.	(3,311)	(209,487)
The Kroger Co.	(8,101)	(589,753)
The Priceline Group, Inc.	(390)	(457,096)
The Progressive Corp.	(8,442)	(230,804)
Travelers Companies, Inc.	(2,282)	(230,756)
US Bancorp	(15,210)	(655,702)
Vanguard Consumer Staples ETF (d)	(3,301)	(419,260)
Vanguard Small-Cap Growth ETF (d)	(253)	(34,003)
Viacom, Inc.	(2,700)	(180,576)
Washington Federal, Inc.	(14,567)	(321,931)
Whole Foods Market, Inc.	(5,264)	(217,087)
TOTAL EQUITIES (Proceeds $41,899,766)		(42,551,362)
	Principal
	Amount
CORPORATE BONDS
The Hertz Corp.
7.375%, 01/15/2021	$(107,000)	(112,484)
6.250%, 10/15/2022	(107,000)	(110,478)
TOTAL BONDS (Proceeds $218,547)		(222,962)
Total Securities Sold Short (Proceeds $42,118,313)		$(42,774,324)

(a) Foreign issued security.
(b) Prefered stock.
(c) Real estate investment trusts.
(d) Exchange-traded fund.

The accompanying notes are an integral part of these schedule of investments.

William Blair Directional Multialternative Fund
Schedule of Options Written
May 31, 2015 (Unaudited)

	Contracts	Value
Call Options
Media General, Inc.	Contracts
Expiration: June 2015, Exercise Price $15.00	(40)	$(7,600)
Total Options Written (Premiums Received $4,958)		$(7,600)

The accompanying notes are an integral part of these schedule of investments.

William Blair Directional Multialternative Fund
Schedule of Open Futures Contracts
May 31, 2015 (Unaudited)

Description	Number of Contracts Purchased / (Sold)	Notional Value	Settlement Month	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	(15)	$(1,579,500)	Jun-15	$(15,790)
Total Futures Contracts Sold		$(1,579,500)		$(15,790)

The accompanying notes are an integral part of these schedule of investments.

William Blair Directional Multialternative Fund
Schedule of Open Forward Currency Contracts
May 31, 2015 (Unaudited)

Purchase Contracts:
		Forward	Currency	U.S. $	Currency	U.S. $	Unrealized
	Notional	Expiration	to be	Value at	to be	Value on	Appreciation
Counterparty of contract	Amount	Date	Received	May 31, 2015	Delivered	Origination Date	(Depreciation)
Morgan Stansley & Co., Inc.	4,755,400	7/2/2015	MYR	1,293,370	USD	1,300,000	$(6,630)
Total Purchase Contracts							$(6,630)

Sale Contracts:
		Forward	Currency	U.S. $	Currency	U.S. $	Unrealized
	Notional	Expiration	to be	Value at	to be	Value on	Appreciation
Counterparty of contract	Amount	Date	Received	May 31, 2015	Delivered	Origination Date	(Depreciation)
Morgan Stansley & Co., Inc.	(500,000)	7/15/2015	AUD	(381,280)	USD	(381,225)	$(55)
Morgan Stansley & Co., Inc.	(125,000)	6/30/2015	CAD	(100,462)	USD	(104,386)	3,924
Morgan Stansley & Co., Inc.	(574,000)	6/18/2015	EUR	(630,584)	USD	(639,170)	8,586
Morgan Stansley & Co., Inc.	(2,000,000)	7/15/2015	EUR	(2,198,027)	USD	(2,184,120)	(13,907)
Morgan Stansley & Co., Inc.	(3,200,000)	6/26/2015	EUR	(3,515,829)	USD	(3,509,088)	(6,741)
Morgan Stansley & Co., Inc.	(100,000)	6/26/2015	GBP	(152,809)	USD	(148,209)	(4,600)
Morgan Stansley & Co., Inc.	(400,000)	7/6/2015	GBP	(611,191)	USD	(604,660)	(6,531)
Morgan Stansley & Co., Inc.	(150,000,000)	7/15/2015	JPY	(1,209,320)	USD	(1,209,024)	(296)
Morgan Stansley & Co., Inc.	(700,000,000)	6/26/2015	JYP	(5,642,168)	USD	(5,875,982)	233,814
Morgan Stansley & Co., Inc.	(1,250,000)	6/26/2015	SGD	(926,660)	USD	(922,510)	(4,150)
Total Sales Contracts							$210,044

The accompanying notes are an integral part of these schedule of investments.

William Blair Directional Multialternative Fund
Schedule of Total Return Swaps
May 31, 2015 (Unaudited)
		Pay/Receive					Unrealized
		Total Return on		Termination	Notional	Number	Appreciation
Counterparty	Reference Entity	Reference Entity	Financing Rate	Date	Amount	of Units	(Depreciation)
Morgan Stansley & Co., Inc.	ARRIS Group, Inc.	Receive	0.001%	11/16/2016	(67,500)	(2,057)	$(402)
Morgan Stansley & Co., Inc.	AT&T, Inc.	Receive	-0.330%	11/16/2016	(1,755,065)	(50,622)	6,581
Morgan Stansley & Co., Inc.	Baker Hughes, Inc.	Pay	0.785%	11/16/2016	1,607,765	24,888	(3,485)
Morgan Stansley & Co., Inc.	Ball Corporation	Receive	0.001%	11/16/2016	(202,611)	(2,827)	1,922
Morgan Stansley & Co., Inc.	BCE, Inc.	Receive	0.300%	11/16/2016	(565,875)	(13,008)	(4,193)
Morgan Stansley & Co., Inc.	BCE, Inc.	Pay	0.600%	11/16/2016	865,502	13,008	(295,434)
Morgan Stansley & Co., Inc.	BG Group PLC	Pay	1.157%	11/16/2016	1,629,067	92,723	(12,859)
Morgan Stansley & Co., Inc.	BHP Billiton PLC	Receive	0.114%	11/27/2016	(268,110)	(12,000)	15,106
Morgan Stansley & Co., Inc.	CSR PLC	Pay	1.000%	11/16/2016	972,222	71,653	(5,211)
Morgan Stansley & Co., Inc.	Directv Group, Inc. - Class A	Pay	0.785%	11/16/2016	3,428,565	37,442	(19,846)
Morgan Stansley & Co., Inc.	Dollar Tree, Inc.	Receive	-0.330%	11/16/2016	(692,562)	(9,173)	4,679
Morgan Stansley & Co., Inc.	Domino Printing Sciences PLC	Pay	1.157%	11/16/2016	62,963	4,493	(266)
Morgan Stansley & Co., Inc.	Family Dollar Stores	Pay	0.785%	11/16/2016	2,872,863	36,931	(9,972)
Morgan Stansley & Co., Inc.	Greene King	Receive	-1.433%	11/16/2016	(1,673,576)	(130,269)	39,736
Morgan Stansley & Co., Inc.	Halliburton Co.	Receive	-0.330%	11/16/2016	(1,266,828)	(27,873)	1,394
Morgan Stansley & Co., Inc.	iiNet Ltd.	Pay	2.564%	11/16/2016	390,189	51,540	(5,488)
Morgan Stansley & Co., Inc.	Independence Group NL	Receive	1.500%	11/16/2016	(161,221)	(42,118)	6,017
Morgan Stansley & Co., Inc.	Jazztel	Pay	0.596%	11/16/2016	1,439,498	101,760	9,444
Morgan Stansley & Co., Inc.	Kabel Deutschland Holding AG	Pay	0.596%	11/16/2016	192,303	1,444	3,048
Morgan Stansley & Co., Inc.	Media Gerneral, Inc.	Pay	0.785%	11/16/2016	326,987	19,698	(788)
Morgan Stansley & Co., Inc.	Norbert Dentressangle S.A.	Pay	0.596%	11/16/2016	97,833	409	805
Morgan Stansley & Co., Inc.	Pace PLC	Pay	1.157%	11/16/2016	89,942	14,137	(732)
Morgan Stansley & Co., Inc.	Pirelli & C. SpA	Pay	0.596%	11/16/2016	126,177	7,395	(710)
Morgan Stansley & Co., Inc.	Rexam PLC	Pay	1.157%	11/16/2016	538,959	61,929	(10,201)
Morgan Stansley & Co., Inc.	Rio Tinto PLC	Receive	0.101%	11/16/2016	(632,204)	(14,000)	19,922
Morgan Stansley & Co., Inc.	Royal Dutch Shell PLC- Class B	Receive	-0.249%	11/16/2016	(1,254,789)	(41,293)	5,315
Morgan Stansley & Co., Inc.	Sirius Resources NL	Pay	2.564%	11/16/2016	187,520	63,814	(4,424)
Morgan Stansley & Co., Inc.	Spirit Pub Co. PLC	Pay	1.157%	11/16/2016	1,763,598	985,422	(40,471)
Morgan Stansley & Co., Inc.	STERIS Corp.	Receive	-0.127%	11/16/2016	(435,874)	(6,352)	11,370
Morgan Stansley & Co., Inc.	Swedish Orphan Biovitrum AB	Pay	0.373%	11/16/2016	147,577	9,758	80
Morgan Stansley & Co., Inc.	Synergy Health PLC	Pay	0.973%	11/16/2016	814,168	29,113	(852)
Morgan Stansley & Co., Inc.	Syngenta AG	Pay	0.160%	11/16/2016	132,826	293	500
Morgan Stansley & Co., Inc.	Telecity Group PLC	Pay	1.157%	11/16/2016	570,645	33,899	(11,695)
Morgan Stansley & Co., Inc.	TNT Express NV	Pay	0.596%	11/16/2016	70,879	8,486	601
Morgan Stansley & Co., Inc.	TSB Banking PLC	Pay	1.157%	11/16/2016	266,527	51,359	229
Morgan Stansley & Co., Inc.	World Duty Free SpA	Pay	0.596%	11/16/2016	75,938	6,869	288
Total net unrealized depreciation on total return swaps							$(299,992)

The accompanying notes are an integral part of these schedule of investments.

The cost basis of investments for federal income tax purposes at May 31, 2015 was as follows*:

Cost of investments	$155,332,520
Gross unrealized appreciation on futures	-
Gross unrealized appreciation on forwards	294,061
Gross unrealized appreciation on swaps	127,035
Gross unrealized appreciation on investments	7,966,613
Gross unrealized appreciation on short positions	512,394
Gross unrealized appreciation on written options	-
Gross unrealized depreciation on futures	(15,790)
Gross unrealized depreciation on forwards	(90,647)
Gross unrealized depreciation on swaps	(427,027)
Gross unrealized depreciation on investments	(3,583,927)
Gross unrealized depreciation on short positions	(1,168,405)
Gross unrealized depreciation on written options	(2,642)
Net unrealized appreciation	$3,611,665

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
The Fund will report tax adjustments in the first annual report dated August 31, 2015.

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001.
The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The William Blair Directional Multialternative Fund (the “Fund”) represents a distinct series with its own investment objectives and policies within the Trust. The investment objective of the Fund is that it seeks to achieve capital appreciation with moderate volitility and moderate correlation to the broader market. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.
The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Fund commenced operations on October 29, 2014.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When a security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.

Fund securities including common stocks, convertible preferred stocks, exchange traded funds and rights, listed on the NASDAQ Stock
Market, Inc. ("NASDAQ") will be valued at the NASDAQ Official Closing Price ("NOCP"), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day and will generally be classified as Level 2. When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

Debt securities other than short-term instruments are valued at the mean between the closing bid and ask prices provided by a pricing service
(“Pricing Service”). If the closing bid and ask prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. The Fund's Pricing Services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the Pricing Services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value and generally will be classified as
Level 2. Fixed income securities including corporate bonds, convertible bonds, municipal bonds and bank loans are normally valued on the basis of quotes obtained from brokers and dealers or a Pricing Service. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed income securities purchased on a delayed-delivery basis are typically marked to market daily until settlement at the forward settlement date. Short-term debt securities such as commercial paper, bankers acceptances and
U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Exchange-traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S.
options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded and will generally be classified as Level 2. Futures contracts are valued at the last sale price at the closing of trading on the relevant exchange or board of trade. If there was no sale on the applicable exchange or board of trade on such day, they are valued at the average of the quoted bid and ask prices as of the close of such exchange of board of trade.

Over-the-counter financial derivative instruments, such as foreign currency contracts, futures, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or a Pricing Service at the settlement price determined by the relevant exchange. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a Pricing Service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Forward currency contracts are presented at fair value measured by the difference between the forward exchange rates (“forward rates”) at the dates of the entry into the contracts and the forward rates at the reporting date, and such differences are included in the Schedule of open forward currency contracts.

Swap agreements are generally traded over the counter and are valued by a Pricing Service using observable inputs. In the event the Adviser determines the price of a swap in this manner does not represent market value, the fair value of the subject swap shall be determined in accordance with the Trust’s fair value procedures.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value
(“NAV”) of such companies for purchase and/or redemption orders placed on that day.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820
(“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of May 31, 2015:

	Level 1	Level 2	Level 3	Total
Assets(1):
Common Stocks	$100,199,704	$11,141,049	$-	$111,340,753
Convertible Bonds	-	199,031	-	199,031
Corporate Bonds	-	4,263,110	-	4,263,110
Foreign Government Notes/Bonds	-	171,372	-	171,372
Mutual Funds	19,044,185	-	-	19,044,185
Purchased Options	4,855	-	-	4,855
Real Estate Investment Trusts	1,034,568	674,444	-	1,709,012
Short-Term Investments	22,982,888	-	-	22,982,888
Total Assets	$143,266,200	$16,449,006	$-	$159,715,206

Liabilities:
Securities Sold Short
Common Stock	$14,645,458	$2,086,865	$-	$16,732,323
Corporate Bonds	-	222,962	-	222,962
Exchange-Traded Funds	24,141,736	-	-	24,141,736
Preferred Stock	167,003	-	-	167,003
Real Estate Investment Trusts	1,510,300	-	-	1,510,300
Total Securities Sold Short	40,464,497	2,309,827	-	42,774,324
Written Options	-	7,600	-	7,600
Total Liabilities	$40,464,497	$2,317,427	$-	$42,781,924

Other Financial Instruments(2)
Forwards	$-	$203,414	$-	$203,414
Futures	(15,790)	-	-	(15,790)
Swaps	(313,651)	13,659	-	(299,992)
Total Other Financial Instruments	$(329,441)	$217,073	$-	$(112,368)

(1) See the Schedule of Investments for industry classifications
(2) Other financial instruments are futures contracts, swap contracts and forward currency contracts not reflected in the Schedule of Investments, which are reflected at the net unrealized appreciation (depreciation) on the instrument.
(3) The Fund measures Level 3 security as of the beginning and end of each financial reporting period. For the period ended May 31, 2015, the Fund did not have unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets and liabilities in which significant inputs (Level 3 securities) were used in determining fair value is not applicable.

The Fund did not invest in any Level 3 securities during the period ended May 31, 2015. It is the Fund’s policy to record transfers between levels at the end of the reporting period.

Disclosures about Derivative Instruments and Hedging Activities

GAAP requires enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Fund invested in derivative instruments such as purchased options, written options, forward currency contracts, swap contacts and futures contracts during the period.

The fair value of derivative instruments as reported within this Schedule of Investments as of May 31, 2015 was as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Equity Contracts - Options	Investments, at value	$4,855	Written options, at value	$7,600
Equity Contracts - Futures	Net assets- Unrealized appreciation*	-	Net assets- Unrealized depreciation*	15,790
Foreign Exchange Contracts - Forwards	Unrealized appreciation on forward currency contracts	246,324	Unrealized depreciation on forward currency contracts	42,910
Equity Contracts - Swaps	Unrealized appreciation on open swap contracts	127,037	Unrealized depreciation on open swap contracts	427,029

Total		$378,216		$493,329

*Reflects cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Open Futures Contracts.

The effect of derivative instruments on income for the period November 7, 2014 through May 31, 2015 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Purchased Options	Written Options	Futures Contracts	Swap Contracts	Forward Currency Contracts	Total
Equity Contracts	$(105,830)	$(12,191)	$(5,531)	$400,176	$-	$276,624
Foreign Exchange Contracts					$702,878	702,878
Total	$(105,830)	$(12,191)	$(5,531)	$400,176	$702,878	$979,502

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Purchased Options	Written Options	Futures Contracts	Swap Contracts	Forward Currency Contracts	Total
Foreign Exchange Contracts	(10,060)	(2,642)	(15,790)	(299,992)		$(328,484)
Equity Contracts					$203,414	203,414
Total	$(10,060)	$(2,642)	$(15,790)	$(299,992)	$203,414	$(125,070)

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Trust for Professional Managers

By (Signature and Title) /s/ John Buckel
  John Buckel,  President

Date     July 14, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
  John Buckel,  President

Date     July 14, 2015

By (Signature and Title)* /s/ Jennifer Lima
                                                   Jennifer Lima, Treasurer

Date     July 14, 2015

* Print the name and title of each signing officer under his or her signature.